GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
GOODWILL.
Schedule of changes in the carrying amount of goodwill

	Legacy Huazhu	Legacy DH	Total
Balance at January 1, 2021
Goodwill	2,664	2,768	5,432
Accumulated impairment loss	(4)	(440)	(444)
	2,660	2,328	4,988
Goodwill acquired during the year (Note 3)	372	6	378
Net foreign exchange-goodwill	—	(278)	(278)
Net foreign exchange-impairment loss	—	44	44
Balance at December 31, 2021
Goodwill	3,036	2,496	5,532
Accumulated impairment loss	(4)	(396)	(400)
	3,032	2,100	5,132
Goodwill acquired during the year	—	4	4
Net foreign exchange-goodwill	—	70	70
Net foreign exchange-impairment loss	—	(11)	(11)
Balance at December 31, 2022
Goodwill	3,036	2,570	5,606
Accumulated impairment loss	(4)	(407)	(411)
	3,032	2,163	5,195